Provisions (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of other provisions [abstract]
Schedule of provisions and liabilities

Provisions for financial commitments and guarantees[1] £m		Regulatory and legal provisions £m	Other £m	Total £m

At 1 January 2025	265	1,516	417	2,198
Exchange and other adjustments	1	–	–	1
Provisions applied	–	(171)	(271)	(442)
(Credit) charge for the period	(48)	35	330	317
At 30 June 2025	218	1,380	476	2,074
1In respect of loans and advances to customers.